Schedule of Investment Property (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Buildings	$ 4,148,567
Land	2,468,111
Investment properties, gross	6,616,678
Less accumulated depreciation	(40,889)
Investment properties, net	$ 6,575,789